Investment in Associates (Tables)	6 Months Ended
Jun. 30, 2020
Investment in Associates
Schedule of movements in investment in associates

June 30, 2020
As of January 1, 2020	21,620
Share of profit of associates	928
Dividend declared	(1,275)
As of June 30, 2020	21,273